Income Taxes (Current and Deferred) - Schedule of Income Tax Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current taxes for the year	€ 646	€ 900	€ 424
Net difference in prior years estimates	(6)	(54)	(6)
Total current taxes	640	846	418
Deferred taxes	(150)	34	(15)
Total effective income tax recognized in income statement from continuing operations	490	880	403
Total taxes on Discontinued operations/Non-current assets held for sale		48	320
Total effective income tax recognized in income statements	€ 490	€ 928	€ 723